Provisions - Schedule of defined benefit obligation expenses recognized in the consolidated income statements, United Kingdom (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 46	€ 42	€ 65
UK
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	13	14	30
Interest cost (net)	(40)	(62)	(37)
Provisions or reversal of provisions, net
Cost of services provided	0	0	0
Others	0	0	0
Post-employment benefit expense in profit or loss, defined benefit plans	€ (27)	€ (48)	€ (7)